As Filed with the U.S. Securities and Exchange Commission on August 15, 2017
1933 Act File No. 33-64872
1940 Act File No. 811-7820

UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549
__________________
FORM N-1A
__________________
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 97 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 97 ☒
(Check appropriate box or boxes.)
__________________
American Century Capital Portfolios, Inc. (Exact Name of Registrant as Specified in Charter)
__________________
4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Address of Principal Executive Offices)(Zip Code)
REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (816) 531-5575
CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
☑ immediately upon filing pursuant to paragraph (b)
☐ on (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri on the 15th day of August, 2017.

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC. (Registrant)
By: * ___________________________________ Jonathan S. Thomas President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement amendment has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

*	President and Director	August 15, 2017
Jonathan S. Thomas

*	Vice President, Treasurer and Chief Financial Officer	August 15, 2017
C. Jean Wade

*	Director	August 15, 2017
Barry Fink

*	Director	August 15, 2017
Andrea C. Hall, Ph.D.

*	Director	August 15, 2017
Jan M. Lewis

*	Chairman of the Board and Director	August 15, 2017
James A. Olson

*	Director	August 15, 2017
M. Jeannine Strandjord

*	Director	August 15, 2017
John R. Whitten

*	Director	August 15, 2017
Stephen E. Yates

*By:	/s/ Evan C. Johnson
Evan C. Johnson
Attorney in Fact

Pursuant to Power of Attorney, dated June 29, 2017 (filed electronically as Exhibit q1 to Post-Effective Amendment No. 96 to the Registration Statement of American Century Capital Portfolios, Inc. on July 28, 2017, File No. 33-64872, and incorporated herein by reference).

Secretary’s Certificate, dated June 29, 2017 (filed electronically as Exhibit q2 to Post-Effective Amendment No. 96 to the Registration Statement of American Century Capital Portfolios, Inc. on July 28, 2017, File No. 33-64872, and incorporated herein by reference).

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION OF DOCUMENT
Exhibit - 101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Exhibit - 101.INS	XBRL Instance Document
Exhibit - 101.SCH	XBRL Taxonomy Extension Schema Document
Exhibit - 101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document
Exhibit - 101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
Exhibit - 101.LAB	XBRL Taxonomy Extension Label Linkbase Document